INCOME/(LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2025
INCOME/(LOSS) PER SHARE
Schedule of computation of basic and diluted loss per share

	Year ended
	September 30,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to Origin Agritech Limited	55,332	20,712	(53,328)

Denominator:
Average common stock outstanding - Basic	6,546,153	6,459,189	7,490,671
Average common stock outstanding - Diluted	6,562,278	6,465,370	7,490,671

Basic and Diluted Per Share Data:
Basic income (loss) per share attributable to Origin Agritech Limited:	8.45	3.21	(7.12)
Diluted income (loss) per share attributable to Origin Agritech Limited:	8.43	3.20	(7.12)